Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 17, 2001 Treasury stock [Member]	Sep. 30, 2002 Treasury stock [Member]	Sep. 30, 2001 Treasury stock [Member]	Dec. 31, 2008 Treasury stock [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Aug. 31, 2007 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Stock Compensation Plan [Member]	Dec. 31, 2011 Stock Compensation Plan [Member]	Dec. 31, 2010 Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Repurchase Program, Authorized Amount				$ 3,000			$ 2,000
Treasury Stock, Shares, Retired					761,619	250,000	1,080,757
Treasury Stock, Retired, Cost Method, Amount					401	592	905
Shares available for grant	665,825	1,598,800						665,825	638,130		1,500,000
Vesting period for plan		4 years
Stock option terms, years		10 years
Additional options available for grant		68,927
Number of shares, Granted	134,010	846,804
Aggregate intrinsic Value, Outstanding, Vested and expected to vest
Unrecognized share-based compensation expense		789						17	89
Share based compensation expense	$ 401	$ 417	$ 155					$ 72	$ 120	$ 129		$ 329	$ 297	$ 26
Unrecognized compensation cost, recognition period		3 years 1 month 21 days							4 years